Earnings/(loss) per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Line Items]
Dilutive effect excluded from computation of earnings per share	343,744	0	0
Anti-dilutive [Member]
Earnings Per Share [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	250,000